Other assets - Investments in non-listed equity instruments (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other assets
Non-listed equity investments	€ 0	€ 307	€ 399
Total	€ 5,501	5,136	7,519
Investments in non-listed equity instruments
Other assets
Non-listed equity investments		307	399
Total		€ 307	€ 399